Note 14: Subsequent Events	3 Months Ended
Aug. 31, 2010
Notes
Note 14: Subsequent Events

NOTE 14: SUBSEQUENT EVENTS

MANAGEMENT AND FINANCIAL SERVICE AGREEMENT

On September 1, 2010, the Company entered into a Management and Financial Service Agreement with Mr. Peter Matousek for a 12 month period ending August 31, 2011 whereby Mr. Matousek will be paid $30,000 in cash payments and 2,500 shares per month in stock of the Company. The stock will be valued based on the average of the 5 trading day close price prior to each month end. The terms and conditions will be renegotiated upon the successful consummation of a Business Combination through the acquisition of, or merger or consolidation with, a company that has substantial additional capital and or operating revenues; or the Company is able to finance operating expenses with additional debt or through equity financing of not less than $5,000,000.

BOARD MEMBER COMPENSATION AGREEMENTS

On September 1, 2010, the Company entered into a Board Member Compensation Agreement with Mr. Peter Matousek for a 12 month period ending August 31, 2011 whereby Mr. Matousek will be paid 5,000 shares per month in stock of the Company.

On September 1, 2010, the Company entered into a Board Member Compensation Agreement with Mr. Donald Lynch for a 12 month period ending August 31, 2011 whereby Mr. Lynch will be paid 5,000 shares per month in stock of the Company.

The stock will be valued based on the average of the 5 trading day close price prior to each month end. The terms and conditions will be renegotiated upon the successful consummation of a Business Combination through the acquisition of, or merger or consolidation with, a company that has substantial additional capital and or operating revenues; or the Company is able to finance operating expenses with additional debt or through equity financing of not less than $5,000,000.